Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.007	$ 0.007	$ 0.007
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	18,255,825	15,576,674	9,394,610
Common stock, shares outstanding	18,255,825	15,576,674	9,394,610